SHARE-BASED COMPENSATION ARRANGEMENTS	6 Months Ended
Jun. 30, 2026
SHARE-BASED COMPENSATION ARRANGEMENTS
SHARE-BASED COMPENSATION ARRANGEMENTS

24SHARE-BASED COMPENSATION ARRANGEMENTS

2018 Share Plan

In June 2018, the Board of Directors of the Company approved and adopted the 2018 Share Plan, under which the Company reserves 311,125,716 shares to grant share options or restricted share units for officers, directors, employees and non-employees.

(a)Share options

Share options granted under the 2018 Share Plan are generally subject to a time-based requirement of up to a four-year service schedule. All the share options granted under the 2018 Share Plan have a contractual term of ten years.

Share options’ activities for the six months ended June 30, 2026 were summarized as follows:

	Weighted average
	exercise price	Number of options
	USD
Outstanding as of January 1, 2026	1.3	95,160,657
Expired	1.1	(8,065)
Forfeited	1.2	(399,903)
Exercised	0.8	(3,850,311)
Outstanding as of June 30, 2026	1.3	90,902,378
Exercisable as of June 30, 2026	1.3	86,429,269

The share options outstanding as of June 30, 2026 had weighted average remaining contractual life of 6.0 years.

(b)Restricted share units

Restricted share units granted under the 2018 Share Plan have a contractual term of seven years with varying time-based requirement of service period up to four years and a requirement of the closing of an IPO of the Company. No cash consideration is required of the recipient in connection with the grant of restricted share units.

Restricted share units’ activities for the six months ended June 30, 2026 were summarized as follows:

Number of
restricted
share units
Outstanding as of January 1, 2026	22,413,960
Forfeited	(1,388,733)
Vested	(1,931,136)
Outstanding as of June 30, 2026	19,094,091

The restricted share units outstanding as of June 30, 2026 had weighted average remaining contractual life of 5.6 years.

24SHARE-BASED COMPENSATION ARRANGEMENTS (CONTINUED)

2026 Share Plan

On March 13, 2026, the Board of Directors of the Company approved and adopted the 2026 Share Plan to attract, incentivize and retain employees, directors and consultants through the grant of share options or restricted share units. The maximum number of shares (including treasury shares) which may be issued or transferred under the plan shall not exceed 10% of the total issued and outstanding ordinary shares of the Company on March 13, 2026. The share options and restricted share units granted under the 2026 Share Plan are generally subject to a time-based requirement of service schedule varying from four to five years, and all the share options and restricted share units granted under the 2026 Share Plan have a contractual term of ten years.

Restricted share units’ activities for the six months ended June 30, 2026 were summarized as follows:

Number of
restricted
share units
Outstanding as of January 1, 2026	—
Granted	8,509,529
Forfeited	(822,300)
Vested	(417)
Outstanding as of June 30, 2026	7,686,812

The restricted share units outstanding as of June 30, 2026 had weighted average remaining contractual life of 9.6 years.

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statement of profit or loss for the aforementioned share options and restricted share units granted was RMB119.2 million for the six months ended June 30, 2026.